Employee Benefit Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost Recognized	$ 538,000	$ 445,000	$ 445,000
Defined Benefit Plan, Benefit Obligation	8,084,000
Defined Benefit Plan, Net Periodic Benefit Cost	$ (39,000)
Defined Benefit Plan, Percentage of Plan Funded	80.00%	79.90%
Defined Benefit Plan, Contribution Percentage	5.00%
Defined Benefit Plan, Benefits Paid	$ 238,000
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	482,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	490,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	480,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	481,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	471,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	2,263,000
Defined Benefit Plan, Expected Future Employer Contributions, Current Fiscal Year	0
Change in Projected Benefit Obligation from Change in Projected Discount Rate	117,000
Defined Benefit Plan, Accumulated Benefit Obligation	8,084,000
Defined Benefit Plan, Plan Assets, Target Allocation, Long-term Growth, Percentage	$ 97
Defined Benefit Plan, Plan Assets, Target Allocation, Short-term Growth, Percentage	3.00%
Accumulated Postretirement Benefit Obligation	$ 405,000
Minimum [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	40.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	40.00%
Minimum [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Maximum [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	20.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	60.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	60.00%
Maximum [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	5.00%
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 1,410,000	$ 1,427,000
Pension and Other Postretirement Benefit Expense	121,000	122,000	124,000
Cash Surrender Value of Life Insurance	36,133,000	18,820,000
Defined Benefit Plan, Net Periodic Benefit Cost	26,000	89,000	87,000
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	54,000	48,000	17,000
Defined Benefit Plan, Contributions by Employer	54,000	$ 48,000	$ 17,000
Delaware Bancshares, Inc. [Member] | Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	602,000
Pension and Other Postretirement Benefit Expense	15,000
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	413,000
Pension and Other Postretirement Benefit Expense	$ 1,000
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	5 years
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	15 years